2022 Equity Incentive Plan (Details) - Schedule of Activity Related to the Stock Options	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Schedule Of Activity Related To The Stock Options Abstract
Shares, Outstanding beginning balance | shares
Weighted Average Exercise Price, Outstanding | $ / shares
Shares, Options granted | shares	250,000
Weighted Average Exercise Price, Options granted | $ / shares	$ 2
Shares, Options cancelled | shares	(50,000)
Weighted Average Exercise Price, Options cancelled | $ / shares	$ 2
Shares,Outstanding ending balance | shares	200,000
Weighted Average Exercise Price, Outstanding | $ / shares	$ 2
Shares, Exercisable, end of period | shares
Weighted Average Exercise Price, Exercisable, end of period | $ / shares	$ 0.25
Weighted Average Remaining Contractual Life in YearsExercisable, end of period	6 years 7 months 6 days
Aggregate Intrinsic Value, Exercisable, end of period | $	$ 0